Longview Advantage ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Aerospace & Defense - 0.8%
AAR Corp. (a)	378	$31,453
AerSale Corp. (a)	6,014	38,911
Astronics Corp. (a)	53	2,892
ATI, Inc. (a)	1,177	118,642
BWX Technologies, Inc.	528	94,449
Cadre Holdings, Inc.	19	811
Carpenter Technology Corp.	490	156,085
Curtiss-Wright Corp.	244	137,687
Ducommun, Inc. (a)	2	183
General Dynamics Corp.	799	272,962
General Electric Co.	3,483	1,039,501
HEICO Corp.	35	11,092
HEICO Corp. - Class A	153	37,786
Hexcel Corp.	505	38,496
Howmet Aerospace, Inc.	1,485	303,816
Huntington Ingalls Industries, Inc.	244	76,523
Kratos Defense & Security Solutions, Inc. (a)	2	152
L3Harris Technologies, Inc.	485	135,165
Leonardo DRS, Inc.	677	23,133
Loar Holdings, Inc. (a)	3	205
Lockheed Martin Corp.	524	239,919
Mercury Systems, Inc. (a)	32	2,236
Moog, Inc. - Class A	375	86,130
National Presto Industries, Inc.	7	657
Northrop Grumman Corp.	780	446,355
RTX Corp.	5,342	934,369
Textron, Inc.	2,325	193,347
V2X, Inc. (a)	3,355	184,022
VSE Corp.	193	34,777
Woodward, Inc.	361	108,311
		4,750,067

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,378	218,923
Expeditors International of Washington, Inc.	2,674	392,811
FedEx Corp.	8,325	2,295,036
Forward Air Corp. (a)	7,170	164,695
GXO Logistics, Inc. (a)	791	40,135
Hub Group, Inc. - Class A	294	11,339
Radiant Logistics, Inc. (a)	86	537
United Parcel Service, Inc. - Class B	2,043	195,699
		3,319,175

Automobile Components - 1.1%
Adient PLC (a)	309	6,013
American Axle & Manufacturing Holdings, Inc. (a)	21,547	141,564
Aptiv PLC (a)	38,317	2,971,483
Autoliv, Inc.	14	1,652
BorgWarner, Inc.	8,533	367,431
Dana, Inc.	23,429	525,044
Dorman Products, Inc. (a)	577	76,320
Gentex Corp.	2,980	68,033
Gentherm, Inc. (a)	1,922	68,558
Goodyear Tire & Rubber Co. (a)	8,136	70,458
Holley, Inc. (a)	64	273
LCI Industries	3,127	355,446
Lear Corp.	7,407	795,215
Magna International, Inc.	14	684
Motorcar Parts of America, Inc. (a)	2,348	30,947
Patrick Industries, Inc. (b)	2,491	269,576
Phinia, Inc.	4,898	264,933
Standard Motor Products, Inc.	2,588	97,153
Strattec Security Corp. (a)	280	21,000
Visteon Corp.	2,969	306,549
XPEL, Inc. (a)	17	790
		6,439,122

Automobiles - 1.4%
Ford Motor Co.	188,882	2,508,353
General Motors Co.	45,056	3,312,517
Harley-Davidson, Inc. (b)	8,058	197,341
Rivian Automotive, Inc. - Class A (a)(b)	6	101
Tesla, Inc. (a)	3,806	1,637,227
Thor Industries, Inc.	5,566	587,881
Winnebago Industries, Inc.	102	3,691
		8,247,111

Banks - 3.6%
1st Source Corp.	218	13,612
ACNB Corp.	4	194
Amalgamated Financial Corp.	1,676	49,191
Amerant Bancorp, Inc.	14	263
Ameris Bancorp	602	45,608
Arrow Financial Corp.	40	1,206
Associated Banc-Corp.	1,894	49,793
Atlantic Union Bankshares Corp.	908	30,718
Axos Financial, Inc. (a)	5,222	429,144
Banc of California, Inc.	1,301	23,990
BancFirst Corp.	411	45,555
Bancorp, Inc. (a)	1,805	115,646
Bank First Corp.	217	27,066
Bank of America Corp.	23,461	1,258,683
Bank of Hawaii Corp.	411	26,937
Bank of NT Butterfield & Son Ltd.	5,127	238,098
Bank OZK	5,424	249,612
Bank7 Corp.	396	16,406
BankUnited, Inc.	818	35,346
Bankwell Financial Group, Inc.	4	184
Banner Corp.	307	19,283
Bar Harbor Bankshares	4	119
BayCom Corp.	5	146
BOK Financial Corp.	229	25,790
Burke & Herbert Financial Services Corp.	201	13,113
Business First Bancshares, Inc.	5	130
Byline Bancorp, Inc.	19	530
C&F Financial Corp.	3	208
Cadence Bank	15,254	607,719
California BanCorp (a)	42	815
Camden National Corp.	4	162
Capital Bancorp, Inc.	5	139
Capital City Bank Group, Inc.	17	713
Capitol Federal Financial, Inc.	687	4,541
Carter Bankshares, Inc. (a)	9	165
Cathay General Bancorp	617	29,887
Central Pacific Financial Corp.	4	119
ChoiceOne Financial Services, Inc.	17	517
Citigroup, Inc.	7,425	769,230
Citizens & Northern Corp.	4	81
Citizens Financial Group, Inc.	2,832	153,211
Citizens Financial Services, Inc.	4	224
City Holding Co.	354	42,944
Civista Bancshares, Inc.	7	159
CNB Financial Corp.	1	26
Coastal Financial Corp. (a)	171	19,041
Colony Bankcorp, Inc.	9	154
Columbia Banking System, Inc.	10,131	280,831
Columbia Financial, Inc. (a)	3	47
Comerica, Inc.	1,311	105,378
Commerce Bancshares, Inc.	791	42,643
Community Financial System, Inc.	473	26,847
Community Trust Bancorp, Inc.	12	666
Community West Bancshares	48	1,087
ConnectOne Bancorp, Inc.	2	51
Cullen/Frost Bankers, Inc.	637	78,810
Customers Bancorp, Inc. (a)	533	36,724
CVB Financial Corp.	1,304	25,663
Dime Community Bancshares, Inc.	9	255
Eagle Bancorp Montana, Inc.	5	83
East West Bancorp, Inc.	6,839	729,721
Eastern Bankshares, Inc.	66	1,243
Enterprise Financial Services Corp.	312	17,038
Equity Bancshares, Inc. - Class A	1,605	69,882
Farmers & Merchants Bancorp, Inc.	11	270
Farmers National Banc Corp.	59	802
FB Financial Corp.	325	18,155
Fidelity D&D Bancorp, Inc.	4	175
Fifth Third Bancorp	4,726	205,392
First BanCorp	3,079	60,872
First Bancorp, Inc.	13	333
First Bancorp	27	1,377
First Bank	31	487
First Busey Corp.	712	16,760
First Business Financial Services, Inc.	45	2,350
First Citizens BancShares, Inc. - Class A	37	69,482
First Commonwealth Financial Corp.	1,221	19,841
First Community Bankshares, Inc.	13	434
First Financial Bancorp	862	21,447
First Financial Bankshares, Inc.	1,084	33,864
First Financial Corp.	5	292
First Foundation, Inc. (a)	16	85
First Hawaiian, Inc.	1,403	34,963
First Horizon Corp.	6,222	138,999
First Interstate BancSystem, Inc. - Class A	960	31,526
First Merchants Corp.	534	19,673
First Mid Bancshares, Inc.	348	13,245
First United Corp.	26	993
Firstsun Capital Bancorp (a)	8	267
Five Star Bancorp	2	69
FNB Corp.	3,673	61,119
FS Bancorp, Inc.	10	410
Fulton Financial Corp.	1,783	32,361
German American Bancorp, Inc.	35	1,390
Glacier Bancorp, Inc.	690	29,187
Great Southern Bancorp, Inc.	64	3,850
Hancock Whitney Corp.	910	55,137
Hanmi Financial Corp.	269	7,430
HBT Financial, Inc.	670	16,214
Heritage Commerce Corp.	14	152
Heritage Financial Corp.	31	742
Hilltop Holdings, Inc.	387	13,282
Home Bancorp, Inc.	3	166
Home BancShares, Inc.	1,744	48,937
HomeTrust Bancshares, Inc.	10	410
Hope Bancorp, Inc.	541	5,745
Horizon Bancorp, Inc.	36	617
Huntington Bancshares, Inc. (b)	11,267	183,652
Independent Bank Corp.	387	27,883
Independent Bank Corp.	43	1,404
International Bancshares Corp.	1,004	66,746
JPMorgan Chase & Co.	19,363	6,062,168
Kearny Financial Corp.	26	179
KeyCorp	1,057	19,428
Lakeland Financial Corp.	219	12,759
LINKBANCORP, Inc.	46	351
Live Oak Bancshares, Inc.	22	702
M&T Bank Corp.	648	123,263
Mechanics Bancorp - Class A (a)	28	435
Mercantile Bank Corp.	41	1,885
Meridian Corp.	8	128
Metrocity Bankshares, Inc.	77	2,052
Mid Penn Bancorp, Inc.	12	350
MidWestOne Financial Group, Inc.	2	79
MVB Financial Corp.	2	54
National Bank Holdings Corp. - Class A	317	11,796
NBT Bancorp, Inc.	403	16,708
Nicolet Bankshares, Inc.	368	46,361
Northeast Bank	835	74,215
Northeast Community Bancorp, Inc.	876	18,536
Northfield Bancorp, Inc.	5	54
Northrim BanCorp, Inc.	176	4,323
Northwest Bancshares, Inc.	1,115	13,335
Oak Valley Bancorp	27	759
OceanFirst Financial Corp.	2	38
OFG Bancorp	2,388	94,875
Old National Bancorp (b)	3,426	74,447
Old Second Bancorp, Inc.	741	13,968
OP Bancorp	8	108
Orange County Bancorp, Inc.	10	271
Origin Bancorp, Inc.	1	36
Orrstown Financial Services, Inc.	254	9,083
Park National Corp.	303	46,526
Parke Bancorp, Inc.	20	458
Pathward Financial, Inc.	2,253	161,991
PCB Bancorp	13	282
Peoples Bancorp, Inc.	591	17,511
Peoples Financial Services Corp.	7	342
Pinnacle Financial Partners, Inc.	140	12,835
Plumas Bancorp	28	1,215
PNC Financial Services Group, Inc.	1,619	308,776
Ponce Financial Group, Inc. (a)	12	191
Popular, Inc.	1,275	146,255
Preferred Bank	1,247	117,729
Primis Financial Corp.	5	56
Prosperity Bancshares, Inc.	913	62,732
Provident Financial Services, Inc.	579	11,105
Red River Bancshares, Inc.	6	420
Regions Financial Corp.	5,428	138,143
Renasant Corp.	730	25,871
Republic Bancorp, Inc. - Class A	20	1,380
S&T Bancorp, Inc.	498	19,661
Seacoast Banking Corp. of Florida	771	24,333
ServisFirst Bancshares, Inc.	366	26,034
Shore Bancshares, Inc.	1,571	27,445
Sierra Bancorp	55	1,708
Simmons First National Corp. - Class A	33	612
SmartFinancial, Inc.	1	36
South Plains Financial, Inc.	7	265
Southern Missouri Bancorp, Inc.	3	169
Southside Bancshares, Inc.	19	557
SOUTHSTATE BANK CORP	927	82,976
Stellar Bancorp, Inc.	24	759
Stock Yards Bancorp, Inc.	243	16,079
Synovus Financial Corp.	5,275	254,255
Texas Capital Bancshares, Inc. (a)	887	79,981
TFS Financial Corp.	51	727
Third Coast Bancshares, Inc. (a)	83	3,163
Timberland Bancorp, Inc.	1	34
Tompkins Financial Corp.	1,404	97,030
Towne Bank	612	20,533
TriCo Bancshares	8	385
Triumph Financial, Inc. (a)	102	5,570
Truist Financial Corp.	2,589	120,389
TrustCo Bank Corp. NY	1	42
Trustmark Corp.	6,148	239,157
UMB Financial Corp. (b)	622	69,092
United Bankshares, Inc.	1,439	53,588
United Community Banks, Inc.	1,105	33,769
Unity Bancorp, Inc.	186	9,306
Univest Financial Corp.	1	32
US Bancorp	16,531	810,846
USCB Financial Holdings, Inc.	10	178
Valley National Bancorp	4,389	49,683
WaFd, Inc.	5,333	168,843
Webster Financial Corp.	1,792	106,803
Wells Fargo & Co.	25,117	2,156,294
WesBanco, Inc.	932	30,076
West BanCorp, Inc.	3	67
Westamerica BanCorp	1,288	61,798
Western Alliance Bancorp	4,556	371,451
Western New England Bancorp, Inc.	3	37
Wintrust Financial Corp.	1,952	261,607
WSFS Financial Corp.	531	29,635
Zions Bancorp NA	8,159	434,304
		20,338,247

Beverages - 0.5%
Brown-Forman Corp. - Class B	16	464
Coca-Cola Co.	8,624	630,587
Coca-Cola Consolidated, Inc.	5,600	912,520
Keurig Dr Pepper, Inc.	245	6,835
MGP Ingredients, Inc.	2	46
Molson Coors Beverage Co. - Class B	18	837
Monster Beverage Corp. (a)	2,159	161,903
National Beverage Corp. (a)	30	1,022
PepsiCo, Inc.	8,617	1,281,693
Vita Coco Co., Inc. (a)	17	908
		2,996,815

Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	17,809	445,937
ADMA Biologics, Inc. (a)	354	6,790
Akebia Therapeutics, Inc. (a)	117	185
Alkermes PLC (a)(b)	2,102	62,177
Alnylam Pharmaceuticals, Inc. (a)	2	902
Amgen, Inc.	3,167	1,094,072
Arcellx, Inc. (a)	4	291
Biogen, Inc. (a)	2,246	408,974
BioMarin Pharmaceutical, Inc. (a)	74	4,139
Bridgebio Pharma, Inc. (a)	25	1,800
CareDx, Inc. (a)	7	125
Catalyst Pharmaceuticals, Inc. (a)	1,322	30,948
Emergent BioSolutions, Inc. (a)	4,913	54,878
Exelixis, Inc. (a)	25,491	1,125,938
Gilead Sciences, Inc.	23,962	3,015,378
Halozyme Therapeutics, Inc. (a)	9,120	651,168
Immunovant, Inc. (a)	1	24
Incyte Corp. (a)	35,279	3,685,244
Krystal Biotech, Inc. (a)	7	1,526
Madrigal Pharmaceuticals, Inc. (a)	121	72,235
MiMedx Group, Inc. (a)	54	372
Moderna, Inc. (a)	36	935
Monte Rosa Therapeutics, Inc. (a)	6	97
Natera, Inc. (a)	2	478
Neurocrine Biosciences, Inc. (a)	886	134,814
Puma Biotechnology, Inc. (a)	7,110	35,906
Regeneron Pharmaceuticals, Inc.	39	30,427
Rigel Pharmaceuticals, Inc. (a)	66	3,332
Stoke Therapeutics, Inc. (a)	55	1,700
TG Therapeutics, Inc. (a)	165	5,488
United Therapeutics Corp. (a)	69	33,534
Veracyte, Inc. (a)	10,519	497,969
Vertex Pharmaceuticals, Inc. (a)	11	4,770
Viking Therapeutics, Inc. (a)	84	3,092
		11,415,645

Broadline Retail - 2.3%
Amazon.com, Inc. (a)	48,247	11,252,165
Contextlogic Holdings, Inc. (a)	282	2,143
Coupang, Inc. (a)	145	4,083
Dillard's, Inc. - Class A	582	389,975
eBay, Inc.	4,143	342,999
Groupon, Inc. (a)(b)	221	3,737
Kohl's Corp.	15,507	381,317
Macy's, Inc.	41,699	932,390
MercadoLibre, Inc. (a)	1	2,072
Ollie's Bargain Outlet Holdings, Inc. (a)	610	75,097
Savers Value Village, Inc. (a)	991	9,028
		13,395,006

Building Products - 0.9%
A O Smith Corp.	2,395	158,022
AAON, Inc. (b)	21	1,963
Advanced Drainage Systems, Inc.	2,249	342,703
Allegion PLC (b)	1,951	323,925
American Woodmark Corp. (a)	780	43,001
Apogee Enterprises, Inc.	182	6,627
Armstrong World Industries, Inc.	932	176,838
AZZ, Inc.	644	67,890
Builders FirstSource, Inc. (a)	2,203	247,243
Carlisle Cos., Inc.	333	105,917
Carrier Global Corp.	2,425	133,084
CSW Industrials, Inc.	1	272
Fortune Brands Innovations, Inc.	1,864	96,238
Gibraltar Industries, Inc. (a)	237	11,840
Griffon Corp.	5,378	403,350
Hayward Holdings, Inc. (a)	1,942	31,946
Insteel Industries, Inc.	53	1,621
Janus International Group, Inc. (a)	10,479	65,075
Johnson Controls International PLC	3,693	429,533
Lennox International, Inc.	132	65,851
Masco Corp.	5	324
Masterbrand, Inc. (a)	2,279	25,274
Modine Manufacturing Co. (a)	83	13,457
Owens Corning	1,584	179,372
Resideo Technologies, Inc. (a)	41,152	1,357,604
Simpson Manufacturing Co., Inc.	319	53,394
Tecnoglass, Inc.	78	3,883
Trane Technologies PLC	1,244	524,321
Trex Co., Inc. (a)	147	5,142
UFP Industries, Inc.	136	12,647
Zurn Elkay Water Solutions Corp.	1,492	71,168
		4,959,525

Capital Markets - 1.9%
Acadian Asset Management, Inc.	20	897
Affiliated Managers Group, Inc.	238	63,982
Ameriprise Financial, Inc.	1,748	796,634
Artisan Partners Asset Management, Inc. - Class A	1,469	60,934
Bank of New York Mellon Corp.	11,723	1,314,148
BGC Group, Inc. - Class A	4,690	40,803
Blackrock, Inc.	401	419,967
Blackstone, Inc.	7	1,025
Carlyle Group, Inc.	1,133	61,783
Cboe Global Markets, Inc.	299	77,193
Charles Schwab Corp.	5,596	518,917
CME Group, Inc.	729	205,184
Cohen & Steers, Inc.	29	1,834
Coinbase Global, Inc. - Class A (a)	676	184,426
Diamond Hill Investment Group, Inc.	626	73,868
DigitalBridge Group, Inc.	248	2,408
Donnelley Financial Solutions, Inc. (a)(b)	735	36,059
Evercore, Inc. - Class A	31	9,922
FactSet Research Systems, Inc.	29	8,041
Federated Hermes, Inc.	114	5,719
Franklin Resources, Inc.	2,819	63,681
Goldman Sachs Group, Inc.	1,742	1,438,962
Hamilton Lane, Inc. - Class A	53	6,569
Houlihan Lokey, Inc.	500	87,700
Interactive Brokers Group, Inc. - Class A	2	130
Intercontinental Exchange, Inc.	877	137,952
Invesco Ltd.	2,998	73,301
Janus Henderson Group PLC	1,358	59,358
Jefferies Financial Group, Inc.	1,491	85,822
KKR & Co., Inc.	451	55,162
Lazard, Inc.	2,122	107,161
LPL Financial Holdings, Inc.	758	269,878
Moelis & Co. - Class A	5,586	358,454
Moody's Corp.	387	189,932
Morgan Stanley	11,406	1,935,142
Morningstar, Inc.	19	4,082
Nasdaq, Inc.	1,239	112,650
Northern Trust Corp.	1,672	219,601
Piper Sandler Cos.	7	2,351
PJT Partners, Inc. - Class A	7	1,176
Raymond James Financial, Inc.	75	11,741
Robinhood Markets, Inc. - Class A (a)	402	51,653
S&P Global, Inc.	575	286,827
SEI Investments Co.	1,164	94,121
State Street Corp.	1,999	237,921
StepStone Group, Inc. - Class A	2	126
Stifel Financial Corp. (b)	1,898	231,556
StoneX Group, Inc. (a)	1,544	139,902
T Rowe Price Group, Inc.	1,120	114,666
Tradeweb Markets, Inc. - Class A	22	2,395
UBS Group AG	4	154
Victory Capital Holdings, Inc. - Class A	973	61,192
Virtu Financial, Inc. - Class A	6,419	229,543
Virtus Investment Partners, Inc.	540	86,179
WisdomTree, Inc. (b)	977	10,786
		10,651,570

Chemicals - 0.9%
AdvanSix, Inc.	78	1,200
Albemarle Corp.	16	2,080
Avient Corp.	82	2,508
Axalta Coating Systems Ltd. (a)	5,081	153,091
Balchem Corp.	83	12,965
Cabot Corp.	892	55,812
CF Industries Holdings, Inc.	14,678	1,155,159
Chemours Co.	1,544	19,748
Core Molding Technologies, Inc. (a)	164	3,100
Corteva, Inc.	2,227	150,256
Dow, Inc.	531	12,664
DuPont de Nemours, Inc.	1,185	47,127
Eastman Chemical Co.	88	5,463
Ecolab, Inc.	704	193,713
Ecovyst, Inc. (a)	11,110	102,212
Element Solutions, Inc.	1,886	48,885
FMC Corp.	3	43
Hawkins, Inc.	342	44,467
HB Fuller Co.	8,259	481,334
Huntsman Corp.	174	1,813
International Flavors & Fragrances, Inc.	24	1,667
Koppers Holdings, Inc.	1,742	51,685
Linde PLC	1,452	595,785
LyondellBasell Industries NV - Class A	241	11,807
Minerals Technologies, Inc.	945	55,424
Mosaic Co.	2,362	57,845
NewMarket Corp.	1,068	815,450
Olin Corp. (b)	10,596	223,576
Perimeter Solutions, Inc. (a)	419	11,682
PPG Industries, Inc.	1,239	123,950
Quaker Chemical Corp.	10	1,378
Rayonier Advanced Materials, Inc. (a)	7,261	47,414
RPM International, Inc.	1,175	126,019
Sensient Technologies Corp.	412	40,166
Sherwin-Williams Co.	591	203,121
Solstice Advanced Materials, Inc. (a)	695	33,138
Stepan Co.	142	6,437
		4,900,184

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	687	29,541
ACCO Brands Corp.	549	1,889
Brady Corp. - Class A	54	4,225
BrightView Holdings, Inc. (a)	5,049	63,718
Brink's Co.	3,318	372,711
Casella Waste Systems, Inc. - Class A (a)	11	1,060
Cintas Corp.	474	88,174
Clean Harbors, Inc. (a)	832	189,330
Copart, Inc. (a)	420	16,372
CoreCivic, Inc. (a)	73	1,318
Deluxe Corp.	492	9,997
Ennis, Inc.	318	5,546
Enviri Corp. (a)	22,873	419,491
GEO Group, Inc. (a)	594	9,361
Healthcare Services Group, Inc. (a)	8	150
HNI Corp. (b)	2,909	120,782
Interface, Inc.	5,956	166,232
Liquidity Services, Inc. (a)	2	60
MillerKnoll, Inc.	87	1,377
Montrose Environmental Group, Inc. (a)	19	487
MSA Safety, Inc.	656	105,813
OPENLANE, Inc. (a)	19,857	505,162
Quad/Graphics, Inc.	472	2,709
Republic Services, Inc.	655	142,174
Rollins, Inc.	529	32,523
Steelcase, Inc. - Class A	10,219	166,468
Tetra Tech, Inc. (b)	575	19,976
UniFirst Corp.	40	6,902
Veralto Corp.	915	92,616
Waste Connections, Inc.	259	45,726
Waste Management, Inc.	1,530	333,341
		2,955,231

Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	23	182
Arista Networks, Inc. (a)	2,281	298,081
Aviat Networks, Inc. (a)	26	575
BK Technologies Corp. (a)	3	192
Cisco Systems, Inc.	18,149	1,396,384
Digi International, Inc. (a)	466	19,493
Extreme Networks, Inc. (a)	60	1,050
F5, Inc. (a)	369	88,250
Harmonic, Inc. (a)	186	1,778
Lumentum Holdings, Inc. (a)(b)	4	1,301
Motorola Solutions, Inc.	472	174,489
NETGEAR, Inc. (a)	97	2,566
NetScout Systems, Inc. (a)	63	1,693
Ribbon Communications, Inc. (a)	6,847	19,582
Viasat, Inc. (a)	45,247	1,553,330
Viavi Solutions, Inc. (a)(b)	436	7,822
		3,566,768

Construction & Engineering - 1.0%
AECOM	2,824	291,239
Ameresco, Inc. - Class A (a)	1,551	53,835
API Group Corp. (a)	3,391	134,148
Arcosa, Inc.	468	49,861
Argan, Inc.	272	107,494
Bowman Consulting Group Ltd. (a)	20	724
Centuri Holdings, Inc. (a)	11,088	249,369
Comfort Systems USA, Inc.	451	440,600
Concrete Pumping Holdings, Inc.	259	1,629
Dycom Industries, Inc. (a)	6,658	2,407,067
EMCOR Group, Inc.	385	236,802
Everus Construction Group, Inc. (a)	2,045	188,058
Fluor Corp. (a)	839	36,018
Granite Construction, Inc. (b)	532	57,206
Great Lakes Dredge & Dock Corp. (a)	6,497	82,967
IES Holdings, Inc. (a)(b)	287	120,130
Limbach Holdings, Inc. (a)	24	1,698
MasTec, Inc. (a)	1,203	257,298
MYR Group, Inc. (a)	424	95,112
NWPX Infrastructure, Inc. (a)	16	938
Orion Group Holdings, Inc. (a)	57	570
Primoris Services Corp.	1,201	151,999
Quanta Services, Inc.	279	129,701
Sterling Infrastructure, Inc. (a)	179	61,631
Tutor Perini Corp. (a)	6	411
Valmont Industries, Inc.	910	375,803
WillScot Holdings Corp.	1,138	22,475
		5,554,783

Construction Materials - 0.2%
CRH PLC	4,907	588,644
Eagle Materials, Inc.	948	212,086
James Hardie Industries PLC (a)	638	12,620
Knife River Corp. (a)	11	823
Martin Marietta Materials, Inc.	192	119,662
Smith-Midland Corp. (a)	2	70
United States Lime & Minerals, Inc.	12	1,459
Vulcan Materials Co.	372	110,573
		1,045,937

Consumer Finance - 1.2%
Ally Financial, Inc.	7,380	304,794
American Express Co.	3,039	1,110,055
Atlanticus Holdings Corp. (a)	37	2,181
Bread Financial Holdings, Inc.	993	67,256
Capital One Financial Corp.	112	24,536
Credit Acceptance Corp. (a)(b)	100	46,197
Dave, Inc. (a)	168	36,668
Encore Capital Group, Inc. (a)	1	52
Enova International, Inc. (a)	4,131	541,533
EZCORP, Inc. - Class A (a)	321	6,189
FirstCash Holdings, Inc.	9,002	1,426,007
Green Dot Corp. - Class A (a)	746	9,377
LendingClub Corp. (a)	91	1,647
LendingTree, Inc. (a)	1,293	73,740
Navient Corp.	2	25
Nelnet, Inc. - Class A	567	73,279
NerdWallet, Inc. - Class A (a)	70	1,051
OneMain Holdings, Inc.	16,553	1,026,783
OppFi, Inc.	12	119
PRA Group, Inc. (a)	1	16
PROG Holdings, Inc.	3,585	103,176
Regional Management Corp.	212	8,064
SLM Corp.	12,647	370,557
SoFi Technologies, Inc. (a)	2,907	86,396
Synchrony Financial	16,173	1,251,143
Upstart Holdings, Inc. (a)	3	135
World Acceptance Corp. (a)	373	57,688
		6,628,664

Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos., Inc. - Class A	10,824	198,404
Andersons, Inc.	2,360	121,540
BJ's Wholesale Club Holdings, Inc. (a)(b)	175	15,615
Casey's General Stores, Inc.	499	284,659
Chefs' Warehouse, Inc. (a)	1,261	77,324
Costco Wholesale Corp.	727	664,180
Dollar General Corp.	10,991	1,203,405
Dollar Tree, Inc. (a)	13,334	1,477,540
Grocery Outlet Holding Corp. (a)	75	835
Ingles Markets, Inc. - Class A	217	16,692
Kroger Co.	43,913	2,954,467
Maplebear, Inc. (a)	531	22,307
Natural Grocers by Vitamin Cottage, Inc.	80	2,220
Performance Food Group Co. (a)	2,816	273,349
PriceSmart, Inc. (b)	482	59,334
Sprouts Farmers Market, Inc. (a)	239	20,031
Sysco Corp.	8,134	619,811
Target Corp.	2,801	253,827
United Natural Foods, Inc. (a)	7,864	293,406
US Foods Holding Corp. (a)	4,703	369,985
Village Super Market, Inc. - Class A	1,369	47,313
Walmart, Inc.	12,549	1,386,790
Weis Markets, Inc.	223	14,488
		10,377,522

Containers & Packaging - 1.2%
AptarGroup, Inc.	332	41,417
Avery Dennison Corp.	5,656	974,925
Ball Corp.	1,657	82,071
Crown Holdings, Inc. (b)	18,227	1,764,920
Graphic Packaging Holding Co. (b)	1,310	21,196
Greif, Inc. - Class A	7,216	473,586
Greif, Inc. - Class B	1	71
Myers Industries, Inc.	5,969	107,800
O-I Glass, Inc. (a)	12,724	171,519
Packaging Corp. of America	7,319	1,493,588
Sealed Air Corp.	22,863	981,966
Silgan Holdings, Inc.	490	19,424
Sonoco Products Co.	11,023	464,840
TriMas Corp.	66	2,249
		6,599,572

Distributors - 0.1%
A-Mark Precious Metals, Inc.	8	230
Genuine Parts Co.	3,026	394,590
LKQ Corp.	330	9,798
Pool Corp.	158	38,489
		443,107

Diversified Consumer Services - 0.7%
ADT, Inc.	101,756	839,487
Adtalem Global Education, Inc. (a)	854	79,046
American Public Education, Inc. (a)	10	348
Bright Horizons Family Solutions, Inc. (a)	18	1,850
Carriage Services, Inc.	2,754	119,248
Graham Holdings Co. - Class B	100	110,650
Grand Canyon Education, Inc. (a)	542	85,495
Laureate Education, Inc. (a)	25,722	794,810
Lincoln Educational Services Corp. (a)	2	41
Matthews International Corp. - Class A	5,060	124,172
Mister Car Wash, Inc. (a)	47	251
OneSpaWorld Holdings Ltd.	162	3,308
Perdoceo Education Corp.	1,447	40,458
Service Corp. International	19,815	1,573,905
Strategic Education, Inc.	79	6,164
Stride, Inc. (a)	249	15,819
Universal Technical Institute, Inc. (a)	1,875	43,163
		3,838,215

Diversified REITs - 0.0% (c)
Alexander & Baldwin, Inc.	232	3,626
Armada Hoffler Properties, Inc.	145	953
		4,579

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	160,060	4,164,761
ATN International, Inc.	645	13,603
Bandwidth, Inc. - Class A (a)	80	1,139
Cogent Communications Holdings, Inc.	172	3,282
GCI Liberty, Inc. - Class A (a)	3	100
IDT Corp. - Class B	438	21,799
Iridium Communications, Inc.	1,287	21,107
Liberty Global Ltd. - Class A (a)	169	1,928
Liberty Global Ltd. - Class C (a)	30	344
Liberty Latin America Ltd. - Class C (a)(b)	1,968	17,220
Shenandoah Telecommunications Co.	14	153
Uniti Group, Inc. (a)	288	1,835
Verizon Communications, Inc.	103,525	4,255,913
		8,503,184

Electric Utilities - 1.1%
Alliant Energy Corp.	3,550	246,619
American Electric Power Co., Inc.	3,170	392,351
Constellation Energy Corp.	1,118	407,354
Duke Energy Corp.	4,617	572,231
Edison International	494	29,092
Entergy Corp.	4,138	403,538
Evergy, Inc.	3,942	306,096
Eversource Energy	1,861	125,022
Exelon Corp.	9,578	451,315
FirstEnergy Corp.	2,584	123,308
Genie Energy Ltd. - Class B	41	594
Hawaiian Electric Industries, Inc. (a)	273	3,211
IDACORP, Inc. (b)	1,481	195,166
MGE Energy, Inc.	494	40,913
NextEra Energy, Inc.	10,469	903,370
NRG Energy, Inc.	1,173	198,812
OGE Energy Corp.	3,798	173,872
Otter Tail Corp.	579	47,594
PG&E Corp.	8,112	130,765
Pinnacle West Capital Corp.	1,693	153,826
Portland General Electric Co.	1,424	72,368
PPL Corp.	4,401	162,397
Southern Co.	6,172	562,393
Xcel Energy, Inc. (b)	4,194	344,369
		6,046,576

Electrical Equipment - 1.2%
Acuity, Inc.	245	89,773
Allient, Inc.	1,101	59,300
American Superconductor Corp. (a)	3	93
AMETEK, Inc.	487	96,372
Atkore, Inc.	1,536	102,835
Eaton Corp. PLC	1,064	368,027
Emerson Electric Co. (b)	1,794	239,284
EnerSys	5,447	779,520
GE Vernova, Inc.	4,965	2,977,858
Generac Holdings, Inc. (a)	111	16,831
Hubbell, Inc.	156	67,303
LSI Industries, Inc.	9	165
Nextpower, Inc. - Class A (a)	10,631	974,012
nVent Electric PLC	785	84,207
Powell Industries, Inc.	33	10,666
Power Solutions International, Inc. (a)	17	919
Regal Rexnord Corp.	154	22,483
Rockwell Automation, Inc.	2,570	1,017,360
Sensata Technologies Holding PLC	151	4,843
Shoals Technologies Group, Inc. - Class A (a)	44	369
Thermon Group Holdings, Inc. (a)	558	19,586
Vertiv Holdings Co. - Class A	252	45,292
Vicor Corp. (a)	18	1,608
		6,978,706

Electronic Equipment, Instruments & Components - 0.9%
Advanced Energy Industries, Inc.	99	20,908
Amphenol Corp. - Class A	3,904	550,074
Arrow Electronics, Inc. (a)	479	51,737
Avnet, Inc.	633	30,074
Badger Meter, Inc.	36	6,427
Bel Fuse, Inc. - Class B	99	15,249
Belden, Inc.	591	67,019
Benchmark Electronics, Inc.	1	45
CDW Corp.	537	77,446
Climb Global Solutions, Inc.	8	808
Cognex Corp.	103	3,924
Coherent Corp. (a)	2,131	350,038
Corning, Inc.	2,702	227,508
Crane NXT Co.	1,338	75,329
CTS Corp.	28	1,185
Daktronics, Inc. (a)	2	38
Fabrinet (a)	311	142,877
Flex Ltd. (a)	963	56,923
Insight Enterprises, Inc. (a)	33	2,857
IPG Photonics Corp. (a)	1	80
Itron, Inc. (a)	757	74,973
Jabil, Inc.	1,067	224,828
Keysight Technologies, Inc. (a)	483	95,610
Kimball Electronics, Inc. (a)	302	8,728
Knowles Corp. (a)	33	742
Littelfuse, Inc.	20	5,120
Mirion Technologies, Inc. (a)	1,588	41,320
Napco Security Technologies, Inc.	34	1,374
Novanta, Inc. (a)	4	455
OSI Systems, Inc. (a)(b)	450	121,883
Plexus Corp. (a)	452	64,613
Ralliant Corp.	403	19,896
Sanmina Corp. (a)	904	141,173
TD SYNNEX Corp.	7,607	1,159,915
TE Connectivity PLC	487	110,135
Teledyne Technologies, Inc. (a)	187	93,410
Trimble, Inc. (a)	1,638	133,366
TTM Technologies, Inc. (a)	2,517	176,643
Vishay Intertechnology, Inc.	91	1,244
Vishay Precision Group, Inc. (a)	94	3,209
Vontier Corp.	27,031	980,685
Zebra Technologies Corp. - Class A (a)	362	91,495
		5,231,363

Energy Equipment & Services - 2.0%
Archrock, Inc.	19,746	484,567
Atlas Energy Solutions, Inc.	26	224
Baker Hughes Co.	3,171	159,184
Bristow Group, Inc. (a)	2,986	112,005
Cactus, Inc. - Class A	118	5,065
Core Laboratories, Inc.	9	136
Expro Group Holdings NV (a)	8,253	115,129
Halliburton Co.	63,445	1,663,528
Helix Energy Solutions Group, Inc. (a)	3,225	21,479
Helmerich & Payne, Inc.	14,411	402,067
Innovex International, Inc. (a)	4,667	102,767
Kodiak Gas Services, Inc.	7,387	260,022
Liberty Energy, Inc.	22,091	392,778
Nabors Industries Ltd. (a)	3,604	179,731
National Energy Services Reunited Corp. (a)	5,738	79,988
Natural Gas Services Group, Inc.	1,623	50,264
Noble Corp. PLC (b)	20,635	631,844
NOV, Inc.	12,348	189,665
Oceaneering International, Inc. (a)	12,444	303,634
Oil States International, Inc. (a)	466	2,936
Patterson-UTI Energy, Inc.	23,819	138,388
ProFrac Holding Corp. - Class A (a)	62	219
ProPetro Holding Corp. (a)	11,830	113,213
Ranger Energy Services, Inc. - Class A	374	5,053
RPC, Inc.	635	3,378
SEACOR Marine Holdings, Inc. (a)	40	285
Seadrill Ltd. (a)	31	946
Select Water Solutions, Inc.	555	5,605
SLB Ltd.	32,416	1,174,756
Solaris Energy Infrastructure, Inc.	12	575
TechnipFMC PLC	58,483	2,646,941
TETRA Technologies, Inc. (a)	15,816	122,890
Tidewater, Inc. (a)	6,981	377,114
Valaris Ltd. (a)	9,654	544,582
Weatherford International PLC	13,301	994,915
		11,285,873

Entertainment - 0.5%
Atlanta Braves Holdings, Inc. - Class C (a)	114	4,537
Cinemark Holdings, Inc. (b)	15,824	433,261
IMAX Corp. (a)	731	27,120
Liberty Media Corp.-Liberty Formula One - Class A (a)	83	7,294
Liberty Media Corp.-Liberty Formula One - Class C (a)	433	41,560
Liberty Media Corp.-Liberty Live - Class A (a)	78	6,000
Liberty Media Corp.-Liberty Live - Class C (a)	2,040	161,589
Live Nation Entertainment, Inc. (a)	5	657
Marcus Corp.	189	2,967
Netflix, Inc. (a)	8,940	961,765
ROBLOX Corp. - Class A (a)	6	570
Sphere Entertainment Co. (a)(b)	24	2,030
Spotify Technology SA (a)	852	510,237
Walt Disney Co.	5,202	543,453
Warner Bros Discovery, Inc. (a)	2,504	60,096
Warner Music Group Corp. - Class A (b)	25	706
		2,763,842

Financial Services - 2.0%
Affirm Holdings, Inc. (a)	5	355
Alerus Financial Corp.	36	775
Apollo Global Management, Inc.	437	57,618
Berkshire Hathaway, Inc. - Class B (a)	7,915	4,066,806
Block, Inc. (a)	200	13,360
Cass Information Systems, Inc.	8	336
Corebridge Financial, Inc.	19,512	585,750
Corpay, Inc. (a)	105	31,059
Enact Holdings, Inc.	1,329	51,446
Essent Group Ltd.	2,022	126,901
Euronet Worldwide, Inc. (a)	498	36,897
EVERTEC, Inc.	2,583	74,649
Federal Agricultural Mortgage Corp. - Class C	437	75,059
Fidelity National Information Services, Inc.	600	39,462
Fiserv, Inc. (a)	366	22,498
Flywire Corp. (a)	14	196
Global Payments, Inc.	471	35,683
HA Sustainable Infrastructure Capital, Inc.	117	4,020
Jack Henry & Associates, Inc.	103	17,971
Jackson Financial, Inc. - Class A	677	66,353
Mastercard, Inc. - Class A	1,785	982,696
Merchants Bancorp	407	13,305
MGIC Investment Corp.	14,010	397,184
NCR Atleos Corp. (a)	9,773	362,285
NMI Holdings, Inc. (a)(b)	8,688	331,447
Onity Group, Inc. (a)	14	624
Paymentus Holdings, Inc. - Class A (a)	3	104
Payoneer Global, Inc. (a)	66	381
PayPal Holdings, Inc.	5,445	341,347
PennyMac Financial Services, Inc.	350	47,100
Radian Group, Inc.	12,520	445,086
Rocket Cos., Inc. - Class A	40,347	806,133
Toast, Inc. - Class A (a)	5	171
Velocity Financial, Inc. (a)	185	3,576
Visa, Inc. - Class A	5,139	1,718,687
Voya Financial, Inc.	768	53,990
Walker & Dunlop, Inc.	487	31,480
Western Union Co. (b)	3,643	32,022
WEX, Inc. (a)	2,955	438,404
		11,313,216

Food Products - 0.8%
Archer-Daniels-Midland Co.	2,305	140,006
Bunge Global SA	4,916	472,280
Calavo Growers, Inc.	14	287
Cal-Maine Foods, Inc.	6,397	532,998
Campbell's Co.	367	11,186
Conagra Brands, Inc.	998	17,814
Darling Ingredients, Inc. (a)	12,960	474,466
Dole PLC	6,104	88,386
Flowers Foods, Inc. (b)	690	7,404
Fresh Del Monte Produce, Inc.	553	19,985
Freshpet, Inc. (a)	40	2,286
General Mills, Inc.	1,825	86,414
Hershey Co.	1,656	311,460
Hormel Foods Corp.	72	1,671
Ingredion, Inc.	1,598	171,849
J M Smucker Co. (b)	2	208
John B Sanfilippo & Son, Inc.	309	22,443
Kraft Heinz Co.	5	128
Lamb Weston Holdings, Inc.	22,105	1,305,521
Marzetti Co.	112	18,697
McCormick & Co., Inc.	91	6,141
Mission Produce, Inc. (a)	1	12
Mondelez International, Inc. - Class A	2,914	167,759
Pilgrim's Pride Corp.	798	30,356
Post Holdings, Inc. (a)	3,417	355,471
Seaboard Corp.	1	4,680
Seneca Foods Corp. - Class A (a)	756	91,438
Simply Good Foods Co. (a)	10	197
Tootsie Roll Industries, Inc.	37	1,419
Tyson Foods, Inc. - Class A	2,532	146,983
Utz Brands, Inc.	47	455
Vital Farms, Inc. (a)	26	850
		4,491,250

Gas Utilities - 0.2%
Atmos Energy Corp.	1,028	181,308
Chesapeake Utilities Corp.	755	104,990
MDU Resources Group, Inc.	3,121	66,540
National Fuel Gas Co.	2,321	191,367
New Jersey Resources Corp.	178	8,558
Northwest Natural Holding Co.	722	35,717
ONE Gas, Inc.	947	79,302
Southwest Gas Holdings, Inc.	860	71,423
Spire, Inc.	1,427	126,518
UGI Corp. (b)	4,652	183,987
		1,049,710

Ground Transportation - 0.9%
ArcBest Corp.	1,192	76,491
Covenant Logistics Group, Inc.	1,924	38,365
CSX Corp.	38,810	1,372,322
Heartland Express, Inc.	705	5,541
JB Hunt Transport Services, Inc.	1,377	239,543
Knight-Swift Transportation Holdings, Inc.	166	7,603
Landstar System, Inc.	178	23,290
Lyft, Inc. - Class A (a)	17	357
Norfolk Southern Corp.	2,426	708,610
Old Dominion Freight Line, Inc.	15	2,029
Ryder System, Inc.	5,544	960,276
Saia, Inc. (a)	26	7,321
Schneider National, Inc. - Class B	1,509	34,118
Uber Technologies, Inc. (a)	2,029	177,619
U-Haul Holding Co.	671	32,282
U-Haul Holding Co. (a)	9	474
Union Pacific Corp.	4,689	1,087,051
Universal Logistics Holdings, Inc.	163	2,448
Werner Enterprises, Inc.	483	12,345
XPO, Inc. (a)	2,207	313,526
		5,101,611

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	7,501	966,879
Acme United Corp.	3	111
Alcon AG	81	6,424
Align Technology, Inc. (a)	2	294
Artivion, Inc. (a)	17	793
Baxter International, Inc.	220	4,123
Becton Dickinson & Co.	248	48,117
Bioventus, Inc. - Class A (a)	80	607
Boston Scientific Corp. (a)	1,903	193,307
CONMED Corp.	1	43
Cooper Cos., Inc. (a)	8	623
CVRx, Inc. (a)	10	98
Dexcom, Inc. (a)	197	12,504
Edwards Lifesciences Corp. (a)	980	84,937
Envista Holdings Corp. (a)	152	3,177
GE HealthCare Technologies, Inc.	1,211	96,868
Glaukos Corp. (a)	1	106
Globus Medical, Inc. - Class A (a)	18	1,639
Haemonetics Corp. (a)	419	34,086
ICU Medical, Inc. (a)	74	10,985
IDEXX Laboratories, Inc. (a)	171	128,743
Inmode Ltd. (a)	4	57
Insulet Corp. (a)	176	57,585
Integer Holdings Corp. (a)	51	3,681
Intuitive Surgical, Inc. (a)	1,003	575,200
iRadimed Corp.	4	373
Lantheus Holdings, Inc. (a)	13	765
LeMaitre Vascular, Inc.	36	2,986
LivaNova PLC (a)	8,245	526,113
Masimo Corp. (a)(b)	2	285
Medtronic PLC	3,801	400,359
Merit Medical Systems, Inc. (a)	97	8,399
Omnicell, Inc. (a)	57	2,081
Orthofix Medical, Inc. (a)	7	113
Penumbra, Inc. (a)	49	14,365
ResMed, Inc.	337	86,215
Solventum Corp. (a)	12,108	1,032,328
STERIS PLC	557	148,318
Stryker Corp.	342	126,944
Tactile Systems Technology, Inc. (a)	17	437
Teleflex, Inc.	15	1,716
TransMedics Group, Inc. (a)(b)	63	9,218
UFP Technologies, Inc. (a)	6	1,360
Zimmer Biomet Holdings, Inc.	1,230	119,950
		4,713,312

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	17	292
AdaptHealth Corp. (a)	717	6,926
Addus HomeCare Corp. (a)	152	18,270
Astrana Health, Inc. (a)	13	300
BrightSpring Health Services, Inc. (a)	989	35,762
Brookdale Senior Living, Inc. (a)	30,404	338,397
Castle Biosciences, Inc. (a)	7	280
Cencora, Inc.	679	250,503
Centene Corp. (a)	1,072	42,172
Cigna Group	3,504	971,589
Concentra Group Holdings Parent, Inc.	17,896	367,942
CorVel Corp. (a)	72	5,269
CVS Health Corp.	11,301	908,148
Elevance Health, Inc.	285	96,404
Encompass Health Corp.	2,732	317,513
Ensign Group, Inc.	405	75,144
HealthEquity, Inc. (a)	505	53,116
Henry Schein, Inc. (a)	1,063	79,268
Humana, Inc.	207	50,874
Labcorp Holdings, Inc.	408	109,662
LifeStance Health Group, Inc. (a)	8	52
Molina Healthcare, Inc. (a)(b)	35	5,189
National HealthCare Corp.	57	7,769
National Research Corp.	86	1,461
Nutex Health, Inc. (a)(b)	5	576
Option Care Health, Inc. (a)	142	4,416
Pediatrix Medical Group, Inc. (a)	4,264	102,720
Pennant Group, Inc. (a)	7	194
Privia Health Group, Inc. (a)	4	97
Progyny, Inc. (a)	66	1,740
Quest Diagnostics, Inc.	1,220	230,800
RadNet, Inc. (a)	304	25,168
Select Medical Holdings Corp.	291	4,508
Surgery Partners, Inc. (a)	65	1,110
Tenet Healthcare Corp. (a)	12,664	2,746,062
UnitedHealth Group, Inc.	647	213,361
Universal Health Services, Inc. - Class B	9,366	2,281,839
US Physical Therapy, Inc.	41	3,028
		9,357,921

Health Care REITs - 0.0% (c)
Healthpeak Properties, Inc.	24	438
Omega Healthcare Investors, Inc.	92	4,225
Ventas, Inc.	3	242
		4,905

Health Care Technology - 0.0% (c)
Certara, Inc. (a)	73	668
Doximity, Inc. - Class A (a)	629	32,356
Evolent Health, Inc. - Class A (a)	145	609
HealthStream, Inc.	5	126
Teladoc Health, Inc. (a)(b)	81	615
Veeva Systems, Inc. - Class A (a)	98	23,548
Waystar Holding Corp. (a)	45	1,661
		59,583

Hotel & Resort REITs - 0.0% (c)
DiamondRock Hospitality Co.	490	4,464
Park Hotels & Resorts, Inc.	447	4,837
Xenia Hotels & Resorts, Inc.	87	1,216
		10,517

Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	7,222	73,953
Airbnb, Inc. - Class A (a)	1,041	121,787
Aramark	39,751	1,477,545
Biglari Holdings, Inc. - Class B (a)	131	38,502
BJ's Restaurants, Inc. (a)	457	17,526
Bloomin' Brands, Inc.	264	1,874
Boyd Gaming Corp.	8,982	748,201
Brightstar Lottery PLC	12,714	198,847
Brinker International, Inc. (a)	688	105,807
Caesars Entertainment, Inc. (a)	474	11,030
Carnival Corp. (a)	69,842	1,800,527
Cheesecake Factory, Inc. (b)	4,634	220,856
Chipotle Mexican Grill, Inc. (a)	659	22,749
Churchill Downs, Inc.	6,853	747,594
Cracker Barrel Old Country Store, Inc. (b)	699	20,194
Darden Restaurants, Inc.	1,163	208,851
Dave & Buster's Entertainment, Inc. (a)	3,360	58,766
DoorDash, Inc. - Class A (a)	3	595
Dutch Bros, Inc. - Class A (a)	14	820
El Pollo Loco Holdings, Inc. (a)	43	469
Expedia Group, Inc.	327	83,611
First Watch Restaurant Group, Inc. (a)	35	650
Flutter Entertainment PLC (a)	65	13,573
Global Business Travel Group I (a)	215	1,658
Golden Entertainment, Inc.	2	60
Hilton Grand Vacations, Inc. (a)	10,366	443,976
Hyatt Hotels Corp. - Class A	781	128,389
Las Vegas Sands Corp.	2,905	198,005
Life Time Group Holdings, Inc. (a)	1,149	32,080
Light & Wonder, Inc. (a)	2,544	252,034
Marriott Vacations Worldwide Corp.	2,663	145,400
MGM Resorts International (a)(b)	29,135	1,028,174
Monarch Casino & Resort, Inc.	253	24,435
Norwegian Cruise Line Holdings Ltd. (a)	67,828	1,252,105
Penn Entertainment, Inc. (a)	4,832	71,707
Portillo's, Inc. - Class A (a)	11	57
Pursuit Attractions and Hospitality, Inc. (a)	2	69
RCI Hospitality Holdings, Inc.	32	779
Red Rock Resorts, Inc. - Class A	1,472	86,215
Royal Caribbean Cruises Ltd.	4,157	1,106,801
Rush Street Interactive, Inc. (a)	136	2,508
Shake Shack, Inc. - Class A (a)	13	1,137
Target Hospitality Corp. (a)	722	5,632
Texas Roadhouse, Inc.	851	149,138
Vail Resorts, Inc. (b)	2,526	354,170
Wendy's Co.	31	262
Wyndham Hotels & Resorts, Inc.	1,186	86,815
Yum China Holdings, Inc.	441	21,230
		11,367,163

Household Durables - 1.3%
Beazer Homes USA, Inc. (a)	126	2,882
Cavco Industries, Inc. (a)	91	54,204
Century Communities, Inc.	107	6,986
Champion Homes, Inc. (a)	3	258
Cricut, Inc. - Class A	74	351
DR Horton, Inc.	553	87,933
Dream Finders Homes, Inc. - Class A (a)	3,699	73,129
Ethan Allen Interiors, Inc.	454	10,733
Flexsteel Industries, Inc.	64	2,530
Garmin Ltd.	974	190,242
Green Brick Partners, Inc. (a)	4,728	320,937
Hamilton Beach Brands Holding Co. - Class A	294	4,689
Hovnanian Enterprises, Inc. - Class A (a)	742	97,632
Installed Building Products, Inc. (b)	78	20,906
KB Home	4,091	263,174
La-Z-Boy, Inc.	22	856
Leggett & Platt, Inc.	1,424	14,610
Lennar Corp. - Class A	135	17,725
Lennar Corp. - Class B	210	25,954
LGI Homes, Inc. (a)	18	936
M/I Homes, Inc. (a)	1,680	231,151
Meritage Homes Corp.	1,190	86,965
Mohawk Industries, Inc. (a)	3,627	420,369
Newell Brands, Inc.	108	394
NVR, Inc. (a)	114	855,831
PulteGroup, Inc.	9,569	1,217,081
SharkNinja, Inc. (a)	438	42,736
Taylor Morrison Home Corp. (a)	14,579	913,957
Toll Brothers, Inc.	7,249	1,013,628
TopBuild Corp. (a)	2,046	925,815
Tri Pointe Homes, Inc. (a)	3,549	121,092
Whirlpool Corp.	4,926	381,026
		7,406,712

Household Products - 0.3%
Central Garden & Pet Co. (a)	2	68
Central Garden & Pet Co. - Class A (a)	1,543	47,741
Church & Dwight Co., Inc.	174	14,818
Colgate-Palmolive Co.	3,772	303,231
Energizer Holdings, Inc.	8,856	161,445
Kimberly-Clark Corp.	1,220	133,126
Oil-Dri Corp. of America	673	36,631
Procter & Gamble Co.	6,966	1,032,083
Reynolds Consumer Products, Inc.	2,437	60,876
Spectrum Brands Holdings, Inc.	7	416
WD-40 Co.	10	1,958
		1,792,393

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	13,932	195,884
Brookfield Renewable Corp.	3,371	139,863
Clearway Energy, Inc. - Class A	3	102
Clearway Energy, Inc. - Class C	3,289	120,443
Ormat Technologies, Inc.	759	85,699
Talen Energy Corp. (a)	1,793	706,926
Vistra Corp.	1,615	288,859
		1,537,776

Industrial Conglomerates - 0.2%
3M Co.	2,018	347,197
Honeywell International, Inc.	2,792	536,594
		883,791

Industrial REITs - 0.1%
Innovative Industrial Properties, Inc.	18	890
LXP Industrial Trust	34	1,649
Prologis, Inc.	2,721	349,730
		352,269

Insurance - 4.5%
Aflac, Inc.	578	63,759
Allstate Corp.	8,878	1,890,836
American Coastal Insurance Corp.	2,864	34,225
American Financial Group, Inc.	1,463	201,484
American International Group, Inc.	14,538	1,107,214
Aon PLC - Class A	869	307,557
Arch Capital Group Ltd. (a)	2,937	275,843
Arthur J Gallagher & Co.	100	24,762
Assurant, Inc.	1,606	366,425
Assured Guaranty Ltd.	316	28,611
Axis Capital Holdings Ltd.	10,127	1,035,384
Baldwin Insurance Group, Inc. - Class A (a)	12	342
Brighthouse Financial, Inc. (a)	1,691	110,845
Brown & Brown, Inc.	432	34,746
Chubb Ltd.	1,509	446,936
Cincinnati Financial Corp.	2,517	421,824
CNO Financial Group, Inc.	11,191	458,048
Crawford & Co. - Class A	49	548
Donegal Group, Inc. - Class A	3,694	74,360
Employers Holdings, Inc.	4	159
Erie Indemnity Co. - Class A	5	1,477
Everest Group Ltd.	24	7,543
F&G Annuities & Life, Inc.	190	6,139
Fidelis Insurance Holdings Ltd.	1	19
Fidelity National Financial, Inc.	14,745	876,295
First American Financial Corp.	2,373	156,049
Genworth Financial, Inc. (a)	4,783	41,516
Globe Life, Inc.	9,514	1,281,821
Greenlight Capital Re Ltd. - Class A (a)	1	13
Hamilton Insurance Group Ltd. - Class B (a)	5,114	139,510
Hanover Insurance Group, Inc.	2,916	541,064
Hartford Insurance Group, Inc.	16,335	2,238,385
HCI Group, Inc.	1,039	184,682
Heritage Insurance Holdings, Inc. (a)	5,044	146,528
Hippo Holdings, Inc. (a)	1,063	34,845
Horace Mann Educators Corp.	790	36,166
Investors Title Co.	13	3,626
Kemper Corp.	158	6,434
Kingstone Cos., Inc.	7	107
Kingsway Financial Services, Inc. (a)	367	4,771
Kinsale Capital Group, Inc.	91	35,026
Lincoln National Corp.	1,954	80,388
Loews Corp.	914	98,593
Manulife Financial Corp.	8,199	288,687
Markel Group, Inc. (a)	87	180,998
Marsh & McLennan Cos., Inc.	500	91,725
Mercury General Corp.	2,054	191,269
MetLife, Inc.	19,836	1,518,644
Old Republic International Corp.	5,203	239,858
Oscar Health, Inc. - Class A (a)	4	72
Palomar Holdings, Inc. (a)	31	3,851
Primerica, Inc.	3,326	855,846
Principal Financial Group, Inc.	27,773	2,355,706
Progressive Corp.	1,351	309,095
Prudential Financial, Inc.	6,239	675,372
Reinsurance Group of America, Inc.	512	97,213
RenaissanceRe Holdings Ltd.	2,798	730,754
RLI Corp.	46	2,836
Root, Inc. (a)	17	1,375
Safety Insurance Group, Inc.	57	4,333
Selective Insurance Group, Inc.	97	7,620
Selectquote, Inc. (a)	411	596
SiriusPoint Ltd. (a)	3,977	82,722
Skyward Specialty Insurance Group, Inc. (a)	66	3,231
Stewart Information Services Corp.	301	23,066
Sun Life Financial, Inc.	15	887
Tiptree, Inc.	1,810	33,992
Travelers Cos., Inc.	10,828	3,171,088
Trupanion, Inc. (a)	21	741
United Fire Group, Inc.	80	2,924
Universal Insurance Holdings, Inc.	2,856	94,619
Unum Group	23,273	1,768,050
W R Berkley Corp.	1,546	120,109
White Mountains Insurance Group Ltd.	16	32,388
Willis Towers Watson PLC	242	77,682
		25,772,254

Interactive Media & Services - 5.4%
Alphabet, Inc. - Class A	46,599	14,920,068
Alphabet, Inc. - Class C	16,225	5,193,947
Angi, Inc. (a)	44	502
Cargurus, Inc. (a)	163	5,751
Cars.com, Inc. (a)	1,417	16,437
EverQuote, Inc. - Class A (a)	19	501
Meta Platforms, Inc. - Class A	16,208	10,501,974
Pinterest, Inc. - Class A (a)	23	601
QuinStreet, Inc. (a)	59	824
Snap, Inc. - Class A (a)	128	983
TripAdvisor, Inc. (a)	335	4,981
Yelp, Inc. (a)	1,012	29,257
Ziff Davis, Inc. (a)	590	19,364
ZoomInfo Technologies, Inc. (a)	183	1,815
		30,697,005

IT Services - 0.4%
Accenture PLC - Class A	141	35,250
Akamai Technologies, Inc. (a)	1,037	92,832
Amdocs Ltd.	1,688	129,098
ASGN, Inc. (a)	35	1,575
Cognizant Technology Solutions Corp. - Class A	1,450	112,680
DXC Technology Co. (a)	290	3,828
EPAM Systems, Inc. (a)	300	56,100
Gartner, Inc. (a)	239	55,625
GoDaddy, Inc. - Class A (a)	1,134	144,993
International Business Machines Corp.	3,137	968,016
Kyndryl Holdings, Inc. (a)	11,326	292,551
MongoDB, Inc. (a)	1	332
Okta, Inc. (a)	3,756	301,720
Shopify, Inc. - Class A (a)	8	1,269
Snowflake, Inc. - Class A (a)	1	251
Twilio, Inc. - Class A (a)	848	109,977
		2,306,097

Leisure Products - 0.2%
Acushnet Holdings Corp.	1,918	161,304
Brunswick Corp.	83	5,487
Latham Group, Inc. (a)	33	236
Mattel, Inc. (a)	34,045	719,030
Peloton Interactive, Inc. - Class A (a)	102	693
Polaris, Inc.	4,987	330,937
Smith & Wesson Brands, Inc.	20	174
YETI Holdings, Inc. (a)	1,112	46,126
		1,263,987

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	769	118,042
Avantor, Inc. (a)	82	962
Azenta, Inc. (a)	72	2,560
Bio-Rad Laboratories, Inc. - Class A (a)	18	5,848
Bio-Techne Corp.	584	37,674
Bruker Corp. (b)	9	439
Charles River Laboratories International, Inc. (a)	402	71,612
Danaher Corp.	1,058	239,933
ICON PLC (a)	115	21,275
Illumina, Inc. (a)	18,188	2,390,813
IQVIA Holdings, Inc. (a)	8,531	1,962,215
Medpace Holdings, Inc. (a)	207	122,639
Repligen Corp. (a)	67	11,458
Revvity, Inc. (b)	29	3,028
Sotera Health Co. (a)	4,984	87,120
Standard BioTools, Inc. (a)	222	333
Thermo Fisher Scientific, Inc.	1,119	661,139
Waters Corp. (a)	19	7,665
West Pharmaceutical Services, Inc.	46	12,754
		5,757,509

Machinery - 2.1%
Aebi Schmidt Holding AG	594	7,075
AGCO Corp.	32	3,391
Alamo Group, Inc.	150	24,055
Albany International Corp. - Class A	45	2,146
Allison Transmission Holdings, Inc.	929	82,365
Astec Industries, Inc.	9	398
Atmus Filtration Technologies, Inc.	872	44,132
Blue Bird Corp. (a)	2,418	126,268
Caterpillar, Inc.	4,734	2,725,648
CECO Environmental Corp. (a)	188	9,804
CNH Industrial NV	46,978	443,003
Crane Co.	304	55,708
Cummins, Inc.	2,186	1,088,584
Deere & Co.	2,473	1,148,684
Donaldson Co., Inc.	2,072	186,273
Douglas Dynamics, Inc.	3,474	112,245
Dover Corp.	351	65,033
Energy Recovery, Inc. (a)	10	144
Enerpac Tool Group Corp.	361	13,671
Enpro, Inc.	321	71,535
Esab Corp.	320	35,917
ESCO Technologies, Inc.	389	82,822
Federal Signal Corp.	450	51,300
Flowserve Corp.	2,048	146,125
Fortive Corp.	537	28,719
Franklin Electric Co., Inc.	362	34,444
Gates Industrial Corp. PLC (a)	9,682	220,362
Gorman-Rupp Co.	426	19,805
Graco, Inc.	934	76,999
Greenbrier Cos., Inc.	107	4,759
Helios Technologies, Inc.	35	1,890
Hillman Solutions Corp. (a)	474	4,147
IDEX Corp.	267	46,439
Illinois Tool Works, Inc.	1,360	339,021
Ingersoll Rand, Inc.	605	48,606
ITT, Inc.	721	132,779
Kadant, Inc. (b)	61	16,965
Kennametal, Inc.	7,226	200,016
L B Foster Co. - Class A (a)	8	216
Lincoln Electric Holdings, Inc.	813	194,657
Lindsay Corp.	62	7,126
Luxfer Holdings PLC	2,751	34,387
Manitowoc Co., Inc. (a)	134	1,512
Mayville Engineering Co., Inc. (a)	763	12,963
Middleby Corp. (a)	243	28,723
Miller Industries, Inc.	5	194
Mueller Industries, Inc.	2,112	232,045
Mueller Water Products, Inc. - Class A	1,683	40,796
Nordson Corp.	63	14,973
Oshkosh Corp.	11,296	1,447,921
PACCAR, Inc.	971	102,363
Parker-Hannifin Corp.	420	361,914
Park-Ohio Holdings Corp.	66	1,413
Pentair PLC	1,093	115,027
Proto Labs, Inc. (a)	364	18,498
RBC Bearings, Inc. (a)	242	107,683
REV Group, Inc.	1,765	94,022
Snap-on, Inc.	296	100,655
SPX Technologies, Inc. (a)	386	83,005
Standex International Corp.	71	17,406
Stanley Black & Decker, Inc.	231	16,521
Tennant Co.	248	18,136
Terex Corp.	3,831	177,031
Timken Co.	4,799	390,591
Titan International, Inc. (a)	58	469
Toro Co.	1,488	103,773
Trinity Industries, Inc.	4,207	111,570
Wabash National Corp.	28	236
Watts Water Technologies, Inc. - Class A (b)	298	82,212
Westinghouse Air Brake Technologies Corp.	623	129,927
Worthington Enterprises, Inc.	57	3,127
Xylem, Inc.	442	62,176
		11,814,545

Marine Transportation - 0.0% (c)
Costamare, Inc.	6,168	94,185
Genco Shipping & Trading Ltd.	3,398	64,290
Kirby Corp. (a)	422	47,906
Matson, Inc.	39	4,250
Pangaea Logistics Solutions Ltd.	31	218
		210,849

Media - 0.7%
Charter Communications, Inc. - Class A (a)(b)	48	9,606
Comcast Corp. - Class A	20,230	539,939
DoubleVerify Holdings, Inc. (a)	30	316
EchoStar Corp. - Class A (a)	1,832	134,267
EW Scripps Co. - Class A (a)	637	2,695
Fox Corp. - Class A	3,079	201,674
Fox Corp. - Class B	60	3,496
Gray Media, Inc.	7,294	35,886
Integral Ad Science Holding Corp. (a)	4	41
John Wiley & Sons, Inc. - Class A	1,199	43,596
Liberty Broadband Corp. - Class A (a)	77	3,566
Liberty Broadband Corp. - Class C (a)	76	3,518
Magnite, Inc. (a)	545	8,006
New York Times Co. - Class A	891	57,469
News Corp. - Class A	4,705	120,824
News Corp. - Class B	62	1,825
Nexstar Media Group, Inc.	4,798	921,888
Omnicom Group, Inc. (b)	27,977	2,003,724
Paramount Skydance Corp. (b)	99	1,586
Scholastic Corp.	2	59
Sinclair, Inc.	3,805	59,967
Stagwell, Inc. (a)	337	1,806
Trade Desk, Inc. - Class A (a)	709	28,048
USA TODAY Co., Inc. (a)	2,401	12,029
		4,195,831

Metals & Mining - 1.4%
Alcoa Corp.	30,815	1,286,218
Barrick Mining Corp. (b)	400	16,536
Caledonia Mining Corp. PLC	3,618	111,471
Century Aluminum Co. (a)	7,725	231,518
Commercial Metals Co.	1,705	108,745
Compass Minerals International, Inc. (a)	13,140	249,529
Ferroglobe PLC	12	53
Freeport-McMoRan, Inc.	3,739	160,702
Hecla Mining Co.	309	5,197
Kaiser Aluminum Corp.	2,094	201,129
Metallus, Inc. (a)	810	13,697
Newmont Corp.	55,230	5,011,018
Nucor Corp.	855	136,364
Ramaco Resources, Inc. (a)	24	377
Reliance, Inc.	467	130,443
Royal Gold, Inc.	787	160,422
Ryerson Holding Corp.	1	23
Southern Copper Corp.	565	76,118
Steel Dynamics, Inc.	1,273	213,648
SunCoke Energy, Inc.	1,481	9,656
US Gold Corp. (a)	258	4,453
Warrior Met Coal, Inc.	56	4,384
Worthington Steel, Inc.	2,743	92,576
		8,224,277

Mortgage Real Estate Investment Trusts (REITs) - 0.0% (c)
Adamas Trust, Inc.	462	3,521
BrightSpire Capital, Inc.	322	1,806
Chimera Investment Corp.	302	3,863
Claros Mortgage Trust, Inc. (a)	448	1,492
Dynex Capital, Inc.	196	2,746
Ladder Capital Corp.	478	5,282
MFA Financial, Inc.	315	3,030
PennyMac Mortgage Investment Trust	182	2,337
Redwood Trust, Inc.	769	4,237
		28,314

Multi-Utilities - 0.4%
Ameren Corp.	1,959	208,340
Avista Corp.	1,339	55,408
Black Hills Corp.	980	72,314
CenterPoint Energy, Inc.	6,247	249,755
CMS Energy Corp.	1,711	129,078
Consolidated Edison, Inc.	469	47,069
Dominion Energy, Inc.	4,232	265,643
DTE Energy Co.	985	134,974
NiSource, Inc.	4,074	179,786
Northwestern Energy Group, Inc.	985	68,054
Public Service Enterprise Group, Inc.	2,276	190,091
Sempra	2,479	234,811
Unitil Corp. (b)	193	9,694
WEC Energy Group, Inc.	2,160	242,071
		2,087,088

Office REITs - 0.0% (c)
Douglas Emmett, Inc.	203	2,475
Equity Commonwealth (d)	94	0
		2,475

Oil, Gas & Consumable Fuels - 6.6%
Antero Midstream Corp.	8,584	154,598
Antero Resources Corp. (a)	1,319	48,051
APA Corp.	63,833	1,593,910
Ardmore Shipping Corp.	34	416
Berry Corp.	76	258
California Resources Corp.	10,582	505,608
Cheniere Energy, Inc.	2,271	473,413
Chevron Corp.	23,060	3,485,058
Chord Energy Corp.	6,650	624,169
Civitas Resources, Inc.	9,987	293,318
CNX Resources Corp. (a)	14,202	551,606
Comstock Resources, Inc. (a)	3,740	100,456
ConocoPhillips	44,002	3,902,537
Coterra Energy, Inc.	41,111	1,103,419
Crescent Energy Co. - Class A	190	1,792
CVR Energy, Inc. (a)	4,971	171,649
Delek US Holdings, Inc.	10	387
Devon Energy Corp.	38,224	1,416,581
DHT Holdings, Inc.	14,543	189,495
Diamondback Energy, Inc.	4,703	717,631
Dorian LPG Ltd.	36	892
DT Midstream, Inc.	952	115,630
Enbridge, Inc.	49	2,390
EOG Resources, Inc.	21,322	2,299,578
EQT Corp.	6,102	371,368
Evolution Petroleum Corp.	1,209	4,751
Excelerate Energy, Inc. - Class A	6	169
Exxon Mobil Corp.	53,241	6,171,697
Granite Ridge Resources, Inc.	7,136	36,750
Gulfport Energy Corp. (a)	8	1,780
HF Sinclair Corp.	13,092	692,698
International Seaways, Inc.	7,085	375,293
Kinder Morgan, Inc.	9,190	251,071
Kosmos Energy Ltd. (a)	35	39
Magnolia Oil & Gas Corp. - Class A (b)	81,511	1,886,165
Marathon Petroleum Corp.	13,126	2,542,900
Matador Resources Co.	13,135	556,924
Murphy Oil Corp.	20,534	658,525
NACCO Industries, Inc. - Class A	5	241
Nordic American Tankers Ltd.	5,762	20,974
Northern Oil & Gas, Inc.	552	12,359
Occidental Petroleum Corp.	25,051	1,052,142
ONEOK, Inc.	640	46,605
Ovintiv, Inc.	37,291	1,527,439
Par Pacific Holdings, Inc. (a)	12,085	551,680
PBF Energy, Inc. - Class A	12	414
Peabody Energy Corp.	103	2,806
Permian Resources Corp.	90,044	1,304,738
Phillips 66	1,022	139,973
Range Resources Corp.	4,573	180,588
REX American Resources Corp. (a)	60	1,979
Riley Exploration Permian, Inc.	1,630	44,646
Scorpio Tankers, Inc.	2,834	162,473
SFL Corp. Ltd.	9,692	79,765
Shell PLC - ADR	600	44,262
SM Energy Co.	6,084	115,900
Suncor Energy, Inc.	3	134
Talos Energy, Inc. (a)	1,051	12,045
Targa Resources Corp.	675	118,334
Teekay Corp. Ltd.	7,300	70,883
Teekay Tankers Ltd.	3,002	173,125
VAALCO Energy, Inc.	930	3,329
Valero Energy Corp.	799	141,231
Vital Energy, Inc. (a)	4	72
Vitesse Energy, Inc.	3,208	67,881
Western Midstream Partners LP	27	1,062
Williams Cos., Inc.	5,408	329,509
		37,509,561

Paper & Forest Products - 0.0% (c)
Louisiana-Pacific Corp.	12	984
Sylvamo Corp.	20	948
		1,932

Passenger Airlines - 0.9%
Alaska Air Group, Inc. (a)	1,550	66,433
Copa Holdings SA - Class A	67	8,161
Delta Air Lines, Inc.	31,872	2,042,995
Frontier Group Holdings, Inc. (a)(b)	2	9
SkyWest, Inc. (a)	5,332	541,305
Southwest Airlines Co.	24,295	845,709
Sun Country Airlines Holdings, Inc. (a)	295	4,041
United Airlines Holdings, Inc. (a)	16,440	1,676,222
		5,184,875

Personal Care Products - 0.0% (c)
Coty, Inc. - Class A (a)	31	103
Edgewell Personal Care Co.	1,848	33,005
Estee Lauder Cos., Inc. - Class A	1	94
Interparfums, Inc.	69	5,608
Kenvue, Inc.	836	14,505
Nature's Sunshine Products, Inc. (a)	11	226
Nu Skin Enterprises, Inc. - Class A	5	49
		53,590

Pharmaceuticals - 2.8%
Amphastar Pharmaceuticals, Inc. (a)	1,817	50,331
ANI Pharmaceuticals, Inc. (a)	262	22,231
AstraZeneca PLC - ADR	28	2,596
Bristol-Myers Squibb Co.	5,044	248,165
Collegium Pharmaceutical, Inc. (a)	6,289	293,571
Corcept Therapeutics, Inc. (a)	6	476
Elanco Animal Health, Inc. (a)(b)	42,801	995,979
Eli Lilly & Co.	694	746,376
Harmony Biosciences Holdings, Inc. (a)	935	32,996
Harrow, Inc. (a)	2,271	94,882
Innoviva, Inc. (a)	7,226	157,021
Jazz Pharmaceuticals PLC (a)	2,798	493,931
Johnson & Johnson	8,650	1,789,858
Ligand Pharmaceuticals, Inc. (a)	2	406
Merck & Co., Inc.	57,729	6,051,731
Organon & Co.	121	933
Pacira BioSciences, Inc. (a)	28	660
Perrigo Co. PLC	151	2,016
Pfizer, Inc.	176,924	4,554,024
Phibro Animal Health Corp. - Class A	12,700	531,876
Prestige Consumer Healthcare, Inc. (a)	185	11,017
SIGA Technologies, Inc.	667	4,042
Supernus Pharmaceuticals, Inc. (a)	1,203	54,845
Viatris, Inc.	551	5,890
Zoetis, Inc.	597	76,523
		16,222,376

Professional Services - 0.8%
Amentum Holdings, Inc. (a)	15,982	457,565
Automatic Data Processing, Inc.	958	244,577
Barrett Business Services, Inc.	24	842
Booz Allen Hamilton Holding Corp.	369	30,797
Broadridge Financial Solutions, Inc.	475	108,343
CACI International, Inc. - Class A (a)	328	202,409
Concentrix Corp.	3,530	127,821
Conduent, Inc. (a)	675	1,309
CRA International, Inc.	133	23,453
Equifax, Inc.	119	25,272
ExlService Holdings, Inc. (a)	448	17,799
Exponent, Inc.	10	723
FTI Consulting, Inc. (a)	197	32,141
GEE Group, Inc. (a)	1,017	193
Genpact Ltd.	515	22,691
Huron Consulting Group, Inc. (a)	632	104,034
IBEX Holdings Ltd. (a)	2,294	80,726
ICF International, Inc.	1,212	94,584
Innodata, Inc. (a)	5	287
Insperity, Inc.	38	1,344
Jacobs Solutions, Inc.	1,199	161,637
KBR, Inc.	5,703	235,078
Korn Ferry	3,616	237,824
Legalzoom.com, Inc. (a)	2,660	24,818
Leidos Holdings, Inc.	7,389	1,412,038
Maximus, Inc.	4,294	369,670
Mistras Group, Inc. (a)	693	8,309
Parsons Corp. (a)	32	2,710
Paychex, Inc.	556	62,100
Paycom Software, Inc.	204	32,879
Paylocity Holding Corp. (a)	22	3,241
Science Applications International Corp.	2,450	211,214
SS&C Technologies Holdings, Inc.	1,849	158,903
TransUnion	845	71,867
TriNet Group, Inc.	18	1,055
Upwork, Inc. (a)	39	770
Verisk Analytics, Inc.	38	8,553
Verra Mobility Corp. (a)	1,413	30,832
Willdan Group, Inc. (a)	210	21,189
		4,631,597

Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	6,766	96,416
CBRE Group, Inc. - Class A (a)	786	127,198
Cushman & Wakefield Ltd. (a)	19,486	326,391
Howard Hughes Holdings, Inc. (a)(b)	676	60,522
Jones Lang LaSalle, Inc. (a)	440	143,304
Kennedy-Wilson Holdings, Inc.	1,060	10,314
Newmark Group, Inc. - Class A	2,017	35,055
St Joe Co.	28	1,689
Zillow Group, Inc. - Class A (a)(b)	18	1,302
Zillow Group, Inc. - Class C (a)	93	6,917
		809,108

Residential REITs - 0.0% (c)
Elme Communities	79	1,371

Retail REITs - 0.0% (c)
Curbline Properties Corp.	51	1,221
Macerich Co. (b)	1,160	20,137
Phillips Edison & Co., Inc.	1,300	46,150
Regency Centers Corp.	86	6,120
Saul Centers, Inc.	117	3,639
Simon Property Group, Inc.	34	6,335
Tanger, Inc.	668	22,431
Urban Edge Properties	126	2,422
		108,455

Semiconductors & Semiconductor Equipment - 8.0%
ACM Research, Inc. - Class A (a)	114	3,809
Advanced Micro Devices, Inc. (a)	3,398	739,167
Allegro MicroSystems, Inc. (a)	1	27
Alpha & Omega Semiconductor Ltd. (a)	12	243
Ambarella, Inc. (a)	2	148
Amkor Technology, Inc.	16,468	599,270
Analog Devices, Inc.	957	253,930
Applied Materials, Inc.	4,491	1,132,855
Axcelis Technologies, Inc. (a)	289	23,921
Broadcom, Inc.	17,067	6,877,318
Cirrus Logic, Inc. (a)	561	67,511
Diodes, Inc. (a)	84	3,882
Enphase Energy, Inc. (a)	30	865
Entegris, Inc.	122	9,411
First Solar, Inc. (a)	102	27,838
FormFactor, Inc. (a)	154	8,473
GLOBALFOUNDRIES, Inc. (a)	18	645
Intel Corp. (a)	263	10,667
KLA Corp.	976	1,147,259
Kulicke & Soffa Industries, Inc.	145	6,541
Lam Research Corp.	5,065	790,140
Lattice Semiconductor Corp. (a)	7	491
MACOM Technology Solutions Holdings, Inc. (a)	202	35,348
Marvell Technology, Inc.	3,151	281,699
Microchip Technology, Inc.	1,554	83,263
Micron Technology, Inc.	21,910	5,181,277
MKS, Inc.	1,771	276,967
Monolithic Power Systems, Inc.	5	4,641
NVIDIA Corp.	145,961	25,835,097
ON Semiconductor Corp. (a)	365	18,338
Onto Innovation, Inc. (a)	56	8,017
PDF Solutions, Inc. (a)	7	190
Penguin Solutions, Inc. (a)	1,216	24,600
Photronics, Inc. (a)	3,722	85,271
Power Integrations, Inc. (b)	28	941
Qnity Electronics, Inc.	566	45,897
Qorvo, Inc. (a)	118	10,135
QUALCOMM, Inc.	9,727	1,635,011
Rambus, Inc. (a)	1,023	97,768
Semtech Corp. (a)	57	4,227
Silicon Laboratories, Inc. (a)	7	893
SkyWater Technology, Inc. (a)	13	200
Skyworks Solutions, Inc.	544	35,877
Synaptics, Inc. (a)	20	1,370
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17	4,956
Teradyne, Inc.	113	20,554
Texas Instruments, Inc.	2,094	352,357
Universal Display Corp.	28	3,330
Veeco Instruments, Inc. (a)(b)	29	848
		45,753,483

Software - 5.8%
8x8, Inc. (a)	1,577	3,059
A10 Networks, Inc.	83	1,429
ACI Worldwide, Inc. (a)	650	30,459
Adeia, Inc.	16,057	198,625
Adobe, Inc. (a)	416	133,174
Alarm.com Holdings, Inc. (a)	39,807	2,068,372
Appfolio, Inc. - Class A (a)	224	51,135
AppLovin Corp. - Class A (a)	676	405,248
Atlassian Corp. - Class A (a)	7	1,047
Autodesk, Inc. (a)	390	118,303
AvePoint, Inc. (a)	279	3,627
Bentley Systems, Inc. - Class B (b)	355	14,896
BILL Holdings, Inc. (a)	9	451
BlackLine, Inc. (a)	31	1,767
Cadence Design Systems, Inc. (a)	338	105,402
CCC Intelligent Solutions Holdings, Inc. (a)	1,552	11,562
Clear Secure, Inc. - Class A	1,496	53,108
Commvault Systems, Inc. (a)	2	247
CyberArk Software Ltd. (a)	300	137,577
Datadog, Inc. - Class A (a)	4	640
Digital Turbine, Inc. (a)	216	1,035
Docusign, Inc. (a)	156	10,819
Dolby Laboratories, Inc. - Class A	256	17,267
Dynatrace, Inc. (a)	606	27,003
EverCommerce, Inc. (a)	5	43
Five9, Inc. (a)	85	1,665
Fortinet, Inc. (a)	134	10,871
Gen Digital, Inc.	100,213	2,642,617
Guidewire Software, Inc. (a)	1	216
I3 Verticals, Inc. - Class A (a)	628	14,865
InterDigital, Inc. (b)	2,556	914,409
Intuit, Inc.	664	421,029
LiveRamp Holdings, Inc. (a)	98	2,827
Manhattan Associates, Inc. (a)	39	6,882
Microsoft Corp.	48,129	23,679,949
Mitek Systems, Inc. (a)	119	1,054
N-able, Inc. (a)	34	245
nCino, Inc. (a)	21	519
NCR Voyix Corp. (a)	2,355	23,809
OneSpan, Inc.	42	512
Oracle Corp.	6,382	1,288,845
Palantir Technologies, Inc. - Class A (a)	9	1,516
Pegasystems, Inc.	476	26,071
Progress Software Corp. (a)	327	13,541
PTC, Inc. (a)	252	44,208
Qualys, Inc. (a)	242	34,086
Red Violet, Inc.	5	271
Riot Platforms, Inc. (a)	610	9,839
Roper Technologies, Inc.	72	32,128
Salesforce, Inc.	1,458	336,127
Samsara, Inc. - Class A (a)	1	38
ServiceNow, Inc. (a)	4	3,250
Sprinklr, Inc. - Class A (a)	70	506
SPS Commerce, Inc. (a)(b)	30	2,500
Teradata Corp. (a)	456	13,060
Tyler Technologies, Inc. (a)	3	1,409
Vertex, Inc. - Class A (a)	1	20
Workday, Inc. - Class A (a)	510	109,966
Yext, Inc. (a)	10	84
Zoom Communications, Inc. (a)	694	58,962
Zscaler, Inc. (a)	3	755
		33,094,946

Specialized REITs - 0.0% (c)
Crown Castle, Inc.	169	15,426
CubeSmart	53	1,973
Equinix, Inc.	4	3,013
Four Corners Property Trust, Inc.	52	1,250
Iron Mountain, Inc.	214	18,479
Millrose Properties, Inc.	2,565	78,130
SBA Communications Corp.	202	39,243
VICI Properties, Inc.	71	2,046
Weyerhaeuser Co.	933	20,722
		180,282

Specialty Retail - 2.7%
Abercrombie & Fitch Co. - Class A (a)	6,657	651,521
Academy Sports & Outdoors, Inc.	8,419	406,217
American Eagle Outfitters, Inc.	8,643	176,317
Arhaus, Inc. (a)	133	1,375
Arko Corp.	409	1,947
Asbury Automotive Group, Inc. (a)	2,685	624,450
AutoNation, Inc. (a)	5,557	1,174,138
Best Buy Co., Inc.	23,945	1,898,360
Boot Barn Holdings, Inc. (a)	145	28,104
Buckle, Inc.	3,962	223,774
Build-A-Bear Workshop, Inc. (b)	2,186	116,077
Burlington Stores, Inc. (a)	671	169,246
Caleres, Inc.	272	3,185
Camping World Holdings, Inc. - Class A	511	5,718
CarMax, Inc. (a)	1	39
Carvana Co. (a)	255	95,497
Chewy, Inc. - Class A (a)	41	1,426
Designer Brands, Inc. - Class A	1,980	8,593
Dick's Sporting Goods, Inc.	10,819	2,234,881
Five Below, Inc. (a)	653	107,673
Floor & Decor Holdings, Inc. - Class A (a)(b)	20	1,272
Gap, Inc.	38,400	1,039,488
Genesco, Inc. (a)	89	3,191
Group 1 Automotive, Inc.	1,975	792,054
Home Depot, Inc.	3,049	1,088,249
J Jill, Inc.	42	663
Lands' End, Inc. (a)	2,330	36,791
Lithia Motors, Inc.	3,037	968,317
MarineMax, Inc. (a)	20	468
Monro, Inc.	18	337
Murphy USA, Inc.	8	3,081
National Vision Holdings, Inc. (a)	1,208	34,851
Penske Automotive Group, Inc.	1,327	214,602
Petco Health & Wellness Co., Inc. (a)	5,478	17,530
Revolve Group, Inc. (a)	25	604
Ross Stores, Inc.	1,594	281,118
Sally Beauty Holdings, Inc. (a)	24,006	380,735
Shoe Carnival, Inc.	444	7,335
Signet Jewelers Ltd.	82	8,213
Sonic Automotive, Inc. - Class A	3,838	241,909
TJX Cos., Inc.	3,626	550,862
Tractor Supply Co.	2,313	126,706
Ulta Beauty, Inc. (a)	413	222,537
Upbound Group, Inc.	7,456	133,611
Urban Outfitters, Inc. (a)(b)	3,145	232,950
Valvoline, Inc. (a)	8,877	277,939
Victoria's Secret & Co. (a)	21,068	870,740
Warby Parker, Inc. - Class A (a)	2	40
Williams-Sonoma, Inc.	747	134,467
Zumiez, Inc. (a)	9	234
		15,599,432

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	94,435	26,333,200
Corsair Gaming, Inc. (a)	223	1,454
Diebold Nixdorf, Inc. (a)	4,588	296,018
Eastman Kodak Co. (a)	6	46
Hewlett Packard Enterprise Co.	2,395	52,378
NetApp, Inc.	207	23,093
Pure Storage, Inc. - Class A (a)	4	356
Seagate Technology Holdings PLC	750	207,517
Super Micro Computer, Inc. (a)(b)	98	3,317
Turtle Beach Corp. (a)	342	4,747
Western Digital Corp.	40,936	6,686,077
		33,608,203

Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding PLC (a)(b)	339	14,689
Capri Holdings Ltd. (a)	79	2,004
Carter's, Inc.	7	223
Columbia Sportswear Co.	9	483
Crocs, Inc. (a)	240	20,395
Deckers Outdoor Corp. (a)	156	13,733
Figs, Inc. - Class A (a)	9	88
G-III Apparel Group Ltd. (a)	770	22,446
Kontoor Brands, Inc. (b)	2,834	210,708
Levi Strauss & Co. - Class A	1	22
Movado Group, Inc.	4	84
NIKE, Inc. - Class B	3,596	232,410
Oxford Industries, Inc.	14	534
PVH Corp.	43	3,645
Ralph Lauren Corp.	1,395	512,425
Rocky Brands, Inc.	860	26,118
Steven Madden Ltd. (b)	34	1,421
Tapestry, Inc.	1,444	157,800
Under Armour, Inc. - Class A (a)	15	69
Under Armour, Inc. - Class C (a)	10	44
VF Corp.	31,621	553,368
Wolverine World Wide, Inc.	442	7,165
		1,779,874

Tobacco - 0.0% (c)
Turning Point Brands, Inc.	625	62,600
Universal Corp.	3,471	183,130
		245,730

Trading Companies & Distributors - 0.9%
Alta Equipment Group, Inc.	2,543	12,410
Applied Industrial Technologies, Inc.	291	75,317
BlueLinx Holdings, Inc. (a)	1	62
Boise Cascade Co.	45	3,431
Core & Main, Inc. - Class A (a)	4,179	202,013
Custom Truck One Source, Inc. (a)	13,312	85,064
Distribution Solutions Group, Inc. (a)	579	16,073
DNOW, Inc. (a)	7,738	108,024
DXP Enterprises, Inc. (a)	1,304	122,563
Fastenal Co.	2,121	85,688
Ferguson Enterprises, Inc.	1,102	277,340
FTAI Aviation Ltd.	88	15,245
GATX Corp. (b)	4,854	776,300
Global Industrial Co.	702	20,105
Herc Holdings, Inc.	54	7,251
Hudson Technologies, Inc. (a)	2	14
McGrath RentCorp	1,710	176,267
MSC Industrial Direct Co., Inc. - Class A	558	49,640
NPK International, Inc. (a)	66	812
Rush Enterprises, Inc. - Class A	213	11,089
Rush Enterprises, Inc. - Class B (b)	9	480
SiteOne Landscape Supply, Inc. (a)	212	28,467
Transcat, Inc. (a)	2	113
United Rentals, Inc.	2,352	1,917,303
Watsco, Inc.	12	4,157
WESCO International, Inc.	3,756	1,004,392
Willis Lease Finance Corp.	88	10,799
WW Grainger, Inc.	145	137,551
		5,147,970

Water Utilities - 0.1%
American States Water Co.	490	36,147
American Water Works Co., Inc.	1,192	155,044
California Water Service Group	906	41,105
Consolidated Water Co. Ltd.	29	993
Essential Utilities, Inc.	4,253	168,376
H2O America	398	18,479
Middlesex Water Co.	225	11,545
Pure Cycle Corp. (a)	19	216
York Water Co.	20	653
		432,558

Wireless Telecommunication Services - 0.3%
Array Digital Infrastructure, Inc.	29	1,426
Gogo, Inc. (a)	133	951
Spok Holdings, Inc.	9	120
Telephone and Data Systems, Inc.	13,105	527,738
T-Mobile US, Inc.	6,988	1,460,562
		1,990,797
TOTAL COMMON STOCKS (Cost $381,132,517)		527,394,889

EXCHANGE TRADED FUNDS - 7.6%	Shares	Value
Avantis U.S. Small Cap Value ETF	131,439	13,292,426
Dimensional US Core Equity 2 ETF (b)	758,884	29,960,741
TOTAL EXCHANGE TRADED FUNDS (Cost $34,942,274)		43,253,167

CLOSED-END FUNDS - 0.0%(c)	Shares	Value
Ares Capital Corp. (b)	1,910	39,384
Central Securities Corp.	469	23,473
Hercules Capital, Inc. (b)	4,500	81,000
Main Street Capital Corp.	265	15,381
Tortoise Energy Infrastructure Corp.	400	17,636
TOTAL CLOSED-END FUNDS (Cost $99,904)		176,874

RIGHTS - 0.0% (c)	Shares	Value
GCI Liberty, Inc., Expires 12/17/2025, Exercise Price $0.00 (a)	1	7
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	123	0
TOTAL RIGHTS (Cost $7)		7

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (e)	13,855,330	13,855,330
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,855,330)		13,855,330

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (e)	213,948	213,948
TOTAL MONEY MARKET FUNDS (Cost $213,948)		213,948

TOTAL INVESTMENTS - 102.4% (Cost $430,243,980)		584,894,215
Liabilities in Excess of Other Assets - (2.4)%		(13,430,879)
TOTAL NET ASSETS - 100.0%		$571,463,336

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $13,575,578.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Longview Advantage ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$527,394,889	$–	$–	$527,394,889
Exchange Traded Funds	43,253,167	–	–	43,253,167
Closed-End Funds	176,874	–	–	176,874
Rights	7	–	–	7
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	13,855,330
Money Market Funds	213,948	–	–	213,948
Total Investments	$571,038,885	$–	$–	$584,894,215

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,855,330 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.